Leases - Details of leases in the consolidated balance sheet (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use assets	€ 932	€ 968
Lease liabilities
Non-current	969	1,025
Current	113	117
Total lease liabilities	1,082	1,142
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use assets	917	957
Machinery
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use assets	2	3
Computer equipment
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use assets	3	1
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use assets	€ 10	€ 7